SHAREHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
SHAREHOLDERS' EQUITY
Preferred stock, shares authorized	50,000,000	50,000,000			50,000,000		50,000,000	50,000,000
Preferred stock, shares outstanding	0	0			0		0	0
Common stock, votes per share		1			1		1
Common stock, shares issued	90,743,000	90,610,000			90,743,000		90,405,000	89,233,000
Total Number of Shares Purchased or Withheld
Shares withheld from restricted stock vesting	2,599	2,845		31,000			55,000	14,901
Cost of Shares Purchased or Withheld
Shares withheld from restricted stock vesting (in dollars)	$ 20,167	$ 19,743	$ 39,910	$ 300,000	$ 100,000	$ 400,000	$ 459,000	$ 100,000